Securities, Pledges and Guarantees (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Securities, Pledges and Guarantees [Abstract]
Guarantees Amount	₪ 152
Bank guarantees	₪ 61
Description of exchange rate	The Ministry of Communications to secure the terms of their licenses (of which an amount of NIS 37 is linked to the CPI and NIS 35 to the USD exchange rate).